UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about U.S. Equity Research ETF (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$38	0.34%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were also boosted by investor optimism over several recent strategic initiatives. Security selection in industrials and business services weighed on relative returns, led by an overweight position in Boeing.

  The U.S. Equity Research ETF invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/8/21	10,164	10,163	10,174
9/30/21	10,244	10,152	10,233
12/31/21	11,351	11,094	11,361
3/31/22	10,820	10,509	10,839
6/30/22	9,049	8,754	9,094
9/30/22	8,631	8,363	8,650
12/31/22	9,236	8,963	9,304
3/31/23	9,984	9,607	10,001
6/30/23	10,975	10,413	10,876
9/30/23	10,687	10,074	10,520
12/31/23	11,985	11,290	11,750
3/31/24	13,364	12,421	12,990
6/30/24	14,021	12,821	13,546
9/30/24	14,724	13,619	14,344
12/31/24	15,145	13,978	14,689

202501-4140718, 202502-4108249

ETF967-052 02/25

Average Annual Total Returns

Fund	1 Year	Since Inception 6/8/21
U.S. Equity Research ETF (Based on Net Asset Value)	26.37%	12.35%
Russell 3000 Index (Regulatory Benchmark)	23.81%	9.85%
S&P 500 Index (Strategy Benchmark)	25.02%	11.39%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,056,386
  Number of Portfolio Holdings322
  Investment Advisory Fees Paid (000s)$2,000
  Portfolio Turnover Rate43.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.5%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.4
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.3
Energy	3.3
Utilities	2.4
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Apple	8.2%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

How has the fund changed?

This is a summary of certain material changes to U.S. Equity Research ETF.

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. In addition, the fund is now considered diversified. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$22,757
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
T. ROWE PRICE
TSPA	U.S. Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			6/8/21(1) Through
	12/31/24	12/31/23	12/31/22	12/31/21
NET ASSET VALUE
Beginning of period	$ 29.36	$ 22.72	$ 28.25	$ 25.00
Investment activities
Net investment income(2)(3)	0.32	0.31	0.26	0.14
Net realized and unrealized gain/loss	7.42	6.45	(5.53)	3.23
Total from investment activities	7.74	6.76	(5.27)	3.37
Distributions
Net investment income	(0.18)	(0.12)	(0.23)	(0.12)
Net realized gain	-	-	(0.03)	-
Total distributions	(0.18)	(0.12)	(0.26)	(0.12)
NET ASSET VALUE
End of period	$ 36.92	$ 29.36	$ 22.72	$ 28.25

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			6/8/21(1) Through
	12/31/24	12/31/23	12/31/22	12/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	26.37%	29.77%	(18.64)%	13.51%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.34%	0.34%	0.34%	0.34%(5)
Net expenses after waivers/payments by Price Associates	0.34%	0.34%	0.34%	0.34%(5)
Net investment income	0.90%	1.18%	1.05%	0.92%(5)
Portfolio turnover rate(6)	43.5%	42.2%	39.9%	13.0%
Net assets, end of period (in thousands)	$ 1,056,386	$ 95,116	$ 23,064	$ 23,165

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

December 31, 2024
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 0.0%
AT&T	25,045	570
		570
Entertainment 1.3%
Netflix (1)	11,629	10,365
Spotify Technology (1)	1,956	875
Walt Disney	19,305	2,150
		13,390
Interactive Media & Services 6.9%
Alphabet, Class A	91,937	17,404
Alphabet, Class C	136,153	25,929
Meta Platforms, Class A	48,560	28,432
Pinterest, Class A (1)	23,304	676
		72,441
Media 0.5%
Charter Communications, Class A (1)	7,156	2,453
Comcast, Class A	86,062	3,230
Liberty Broadband, Class C (1)	1,547	115
		5,798
Wireless Telecommunication Services 0.7%
T-Mobile US	32,554	7,186
		7,186
Total Communication Services		99,385

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 11.3%
Automobiles 2.3%
Tesla (1)	60,014	24,236
		24,236
Broadline Retail 4.3%
Amazon.com (1)	206,661	45,339
		45,339
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1)	2,472	325
Booking Holdings	721	3,582
Chipotle Mexican Grill (1)	46,591	2,809
Domino's Pizza	1,232	517
Hilton Worldwide Holdings	7,328	1,811
Las Vegas Sands	26,956	1,385
Marriott International, Class A	6,967	1,943
McDonald's	18,171	5,268
Norwegian Cruise Line Holdings (1)	18,752	483
Royal Caribbean Cruises	8,409	1,940
Starbucks	7,905	721
Wingstop	1,676	476
Wynn Resorts	5,375	463
		21,723
Household Durables 0.2%
NVR (1)	278	2,274
		2,274
Specialty Retail 2.0%
AutoZone (1)	561	1,796
Bath & Body Works	5,847	227
Burlington Stores (1)	3,622	1,032
Home Depot	23,249	9,044

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Lowe's	10,957	2,704
O'Reilly Automotive (1)	1,483	1,759
Ross Stores	13,368	2,022
TJX	19,535	2,360
Ulta Beauty (1)	967	421
		21,365
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor (1)	4,022	817
Lululemon Athletica (1)	5,731	2,191
NIKE, Class B	5,084	385
Tapestry	20,651	1,349
		4,742
Total Consumer Discretionary		119,679
CONSUMER STAPLES 5.3%
Beverages 1.4%
Coca-Cola	103,775	6,461
Constellation Brands, Class A	5,452	1,205
Keurig Dr Pepper	93,432	3,001
Monster Beverage (1)	9,732	511
PepsiCo	24,292	3,694
		14,872
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale	9,178	8,410
Dollar General	11,501	872
Sysco	3,600	275
Target	9,544	1,290
Walmart	96,382	8,708
		19,555
Food Products 0.1%
Lamb Weston Holdings	2,700	181

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Mondelez International	20,815	1,243
The Campbell's	3,865	162
		1,586
Household Products 1.0%
Clorox	2,000	325
Colgate-Palmolive	20,434	1,857
Kimberly-Clark	7,349	963
Procter & Gamble	45,380	7,608
		10,753
Personal Care Products 0.2%
Kenvue	100,784	2,152
		2,152
Tobacco 0.7%
Altria Group	19,544	1,022
Philip Morris International	49,968	6,014
		7,036
Total Consumer Staples		55,954
ENERGY 3.3%
Energy Equipment & Services 0.3%
Halliburton	7,307	199
Schlumberger	67,333	2,581
		2,780
Oil, Gas & Consumable Fuels 3.0%
Chevron	32,116	4,652
ConocoPhillips	41,448	4,110
Devon Energy	6,019	197
Diamondback Energy	7,250	1,188
EOG Resources	16,283	1,996
EQT	16,868	778
Expand Energy	3,884	387

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Exxon Mobil	94,675	10,184
Hess	2,409	320
Kinder Morgan	8,321	228
Marathon Petroleum	10,765	1,502
Phillips 66	3,284	374
Suncor Energy	11,311	404
Targa Resources	9,209	1,644
Texas Pacific Land	400	442
Valero Energy	11,122	1,363
Williams	44,756	2,422
		32,191
Total Energy		34,971
FINANCIALS 14.0%
Banks 3.5%
Bank of America	190,693	8,381
Citigroup	76,762	5,403
Fifth Third Bancorp	29,621	1,252
Huntington Bancshares	83,741	1,362
JPMorgan Chase	58,322	13,980
KeyCorp	42,458	728
PNC Financial Services Group	1,144	221
Popular	5,149	484
Truist Financial	6,790	295
US Bancorp	3,315	159
Wells Fargo	62,685	4,403
Western Alliance Bancorp	5,759	481
		37,149
Capital Markets 2.8%
Ares Management	7,046	1,247
Bank of New York Mellon	22,050	1,694
Blackrock	2,739	2,808
Blackstone	4,881	842

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Cboe Global Markets	3,669	717
Charles Schwab	53,827	3,984
CME Group	9,794	2,274
FactSet Research Systems	532	255
Goldman Sachs Group	5,729	3,281
Intercontinental Exchange	1,542	230
KKR	17,680	2,615
Moody's	1,251	592
Morgan Stanley	22,226	2,794
MSCI	436	262
S&P Global	6,803	3,388
State Street	13,300	1,305
TPG	9,749	613
Tradeweb Markets, Class A	7,546	988
		29,889
Consumer Finance 0.5%
American Express	9,922	2,945
Capital One Financial	5,912	1,054
Synchrony Financial	20,537	1,335
		5,334
Financial Services 5.0%
Apollo Global Management	11,479	1,896
Berkshire Hathaway, Class B (1)	27,278	12,365
Block (1)	6,856	583
Corebridge Financial	67,999	2,035
Corpay (1)	10,151	3,435
Equitable Holdings	28,758	1,357
Fiserv (1)	26,697	5,484
Global Payments	14,111	1,581
Mastercard, Class A	18,902	9,953
Visa, Class A	41,917	13,247

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Voya Financial	18,696	1,287
		53,223
Insurance 2.1%
Allstate	14,648	2,824
American International Group	33,645	2,449
Axis Capital Holdings	7,949	704
Chubb	18,191	5,026
Hartford Financial Services Group	18,854	2,063
Marsh & McLennan	12,654	2,688
MetLife	32,787	2,685
Progressive	2,712	650
RenaissanceRe Holdings	5,781	1,438
Travelers	6,318	1,522
		22,049
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	27,455	503
		503
Total Financials		148,147
HEALTH CARE 10.4%
Biotechnology 1.5%
AbbVie	31,811	5,653
Amgen	10,016	2,610
BeiGene, ADR (1)	3,956	731
Biogen (1)	6,984	1,068
Gilead Sciences	19,815	1,830
Regeneron Pharmaceuticals (1)	4,049	2,884
Vertex Pharmaceuticals (1)	3,513	1,415
		16,191
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	15,130	1,711

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Becton Dickinson	9,928	2,252
Boston Scientific (1)	25,378	2,267
Cooper (1)	11,219	1,031
Dexcom (1)	1,514	118
Edwards Lifesciences (1)	14,800	1,096
Hologic (1)	3,579	258
Intuitive Surgical (1)	9,617	5,020
Medtronic	13,523	1,080
Stryker	10,331	3,720
Zimmer Biomet Holdings	18,490	1,953
		20,506
Health Care Providers & Services 2.2%
Cencora	6,338	1,424
Cigna	8,908	2,460
CVS Health	18,791	844
Elevance Health	6,952	2,565
McKesson	3,247	1,850
Molina Healthcare (1)	2,815	819
Quest Diagnostics	7,265	1,096
Tenet Healthcare (1)	8,316	1,050
UnitedHealth Group	20,906	10,575
		22,683
Life Sciences Tools & Services 1.4%
Danaher	22,403	5,143
ICON (1)	2,605	546
IQVIA Holdings (1)	1,028	202
Mettler-Toledo International (1)	1,258	1,539
Repligen (1)	7,805	1,124
Thermo Fisher Scientific	11,706	6,090
		14,644

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 3.3%
AstraZeneca, ADR	15,095	989
Bristol-Myers Squibb	10,858	614
Eli Lilly	26,375	20,361
Johnson & Johnson	33,835	4,893
Merck	41,330	4,112
Novo Nordisk, ADR	1,973	170
Pfizer	61,441	1,630
Sanofi, ADR	17,809	859
Viatris	109,630	1,365
Zoetis	1,779	290
		35,283
Total Health Care		109,307
INDUSTRIALS & BUSINESS SERVICES 7.3%
Aerospace & Defense 1.7%
Boeing (1)	21,103	3,735
GE Aerospace	29,040	4,843
General Dynamics	900	237
Howmet Aerospace	13,678	1,496
L3Harris Technologies	7,499	1,577
Lockheed Martin	948	461
Northrop Grumman	5,329	2,501
RTX	12,175	1,409
TransDigm Group	1,098	1,391
		17,650
Air Freight & Logistics 0.1%
FedEx	3,845	1,082
		1,082
Building Products 0.4%
Carrier Global	21,363	1,458
Johnson Controls International	11,282	890

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trane Technologies	4,458	1,647
Trex (1)	1,500	104
		4,099
Commercial Services & Supplies 0.5%
Cintas	8,643	1,579
Copart (1)	20,271	1,163
Republic Services	2,912	586
Waste Connections	5,091	874
Waste Management	5,649	1,140
		5,342
Electrical Equipment 0.8%
Emerson Electric	7,892	978
GE Vernova	8,834	2,906
Hubbell	3,651	1,529
Rockwell Automation	7,226	2,065
Sensata Technologies Holding	4,857	133
Vertiv Holdings, Class A	5,593	636
		8,247
Ground Transportation 1.2%
CSX	107,160	3,458
Norfolk Southern	11,938	2,802
Old Dominion Freight Line	15,088	2,662
Saia (1)	2,919	1,330
Uber Technologies (1)	42,147	2,542
		12,794
Industrial Conglomerates 0.5%
Honeywell International	14,444	3,263
Roper Technologies	3,830	1,991
		5,254

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 1.5%
Caterpillar	3,533	1,282
Cummins	8,790	3,064
Deere	6,368	2,698
Dover	7,938	1,489
Esab	5,962	715
Fortive	23,374	1,753
IDEX	5,273	1,104
Ingersoll-Rand	11,918	1,078
Stanley Black & Decker	32,099	2,577
Xylem	1,000	116
		15,876
Passenger Airlines 0.1%
Delta Air Lines	6,671	403
United Airlines Holdings (1)	8,454	821
		1,224
Professional Services 0.3%
Booz Allen Hamilton Holding	2,756	355
Equifax	4,161	1,060
Paylocity Holding (1)	3,956	789
Verisk Analytics	4,120	1,135
		3,339
Trading Companies & Distributors 0.2%
Fastenal	14,252	1,025
SiteOne Landscape Supply (1)	5,641	743
WW Grainger	557	587
		2,355
Total Industrials & Business Services		77,262

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 32.5%
Communications Equipment 0.5%
Arista Networks (1)	12,760	1,410
Cisco Systems	58,596	3,469
		4,879
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A	41,218	2,862
Keysight Technologies (1)	14,506	2,330
TE Connectivity	4,817	689
Teledyne Technologies (1)	4,213	1,955
Zebra Technologies, Class A (1)	4,310	1,665
		9,501
IT Services 0.9%
Accenture, Class A	18,301	6,438
Gartner (1)	756	366
International Business Machines	9,951	2,188
Shopify, Class A (1)	2,737	291
		9,283
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices (1)	2,294	277
Analog Devices	14,464	3,073
Broadcom	127,118	29,471
First Solar (1)	2,100	370
KLA	442	279
Marvell Technology	35,613	3,933
Micron Technology	1,649	139
Monolithic Power Systems	449	266
NVIDIA	557,579	74,877
QUALCOMM	34,112	5,240
Texas Instruments	1,560	293
		118,218

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Software 10.7%
Adobe (1)	8,870	3,944
Autodesk (1)	6,384	1,887
Cadence Design Systems (1)	11,263	3,384
Crowdstrike Holdings, Class A (1)	3,773	1,291
Descartes Systems Group (1)	2,462	280
Dynatrace (1)	11,776	640
Fair Isaac (1)	779	1,551
Fortinet (1)	42,129	3,980
Gen Digital	65,932	1,805
HubSpot (1)	956	666
Intuit	5,972	3,754
Microsoft	161,989	68,278
Oracle	33,468	5,577
Palo Alto Networks (1)	5,696	1,037
Salesforce.com	28,685	9,590
ServiceNow (1)	3,308	3,507
Synopsys (1)	3,658	1,776
Zscaler (1)	2,200	397
		113,344
Technology Hardware, Storage & Peripherals 8.3%
Apple	343,840	86,104
Pure Storage, Class A (1)	9,827	604
Super Micro Computer (1)	5,938	181
Western Digital (1)	17,103	1,020
		87,909
Total Information Technology		343,134
MATERIALS 1.8%
Chemicals 1.0%
CF Industries Holdings	13,094	1,117
Linde	14,901	6,239

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Mosaic	22,352	549
RPM International	1,680	207
Sherwin-Williams	6,110	2,077
		10,189
Construction Materials 0.1%
Vulcan Materials	4,717	1,214
		1,214
Containers & Packaging 0.3%
Ball	17,259	952
International Paper	9,797	527
Packaging of America	5,057	1,138
		2,617
Metals & Mining 0.3%
Franco-Nevada	9,207	1,083
Freeport-McMoRan	38,120	1,451
Steel Dynamics	9,879	1,127
		3,661
Paper & Forest Products 0.1%
West Fraser Timber	11,463	992
		992
Total Materials		18,673
REAL ESTATE 1.8%
Health Care REITs 0.2%
Welltower, REIT	15,451	1,947
		1,947
Industrial REITs 0.4%
Prologis, REIT	22,166	2,343
Rexford Industrial Realty, REIT	38,101	1,473
		3,816

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	6,577	863
CoStar Group (1)	5,793	415
		1,278
Residential REITs 0.3%
American Homes 4 Rent, Class A, REIT	11,401	427
AvalonBay Communities, REIT	2,736	602
Camden Property Trust, REIT	1,916	222
Essex Property Trust, REIT	3,357	958
Sun Communities, REIT	7,842	964
		3,173
Retail REITs 0.2%
Kimco Realty, REIT	25,917	607
Regency Centers, REIT	7,438	550
Simon Property Group, REIT	4,122	710
		1,867
Specialized REITs 0.6%
American Tower, REIT	11,685	2,143
CubeSmart, REIT	7,175	307
Equinix, REIT	2,929	2,762
Public Storage, REIT	5,001	1,498
		6,710
Total Real Estate		18,791
UTILITIES 2.4%
Electric Utilities 1.9%
Constellation Energy	13,364	2,990
Duke Energy	1,465	158
Entergy	15,535	1,178
Evergy	9,440	581
Exelon	67,464	2,539

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
FirstEnergy	11,268	448
NextEra Energy	64,532	4,626
PG&E	166,157	3,353
PPL	3,494	114
Southern	16,873	1,389
Xcel Energy	34,020	2,297
		19,673
Gas Utilities 0.1%
Atmos Energy	7,346	1,023
		1,023
Independent Power & Renewable Electricity Producer 0.1%
Vistra	6,500	896
		896
Multi-Utilities 0.3%
Ameren	26,159	2,332
CenterPoint Energy	7,534	239
CMS Energy	10,962	730
Dominion Energy	3,693	199
Sempra	1,365	120
		3,620
Total Utilities		25,212
Total Common Stocks (Cost $968,324)		1,050,515

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.43% (2)	5,614,575	5,615
Total Short-Term Investments (Cost $5,615)		5,615
Total Investments in Securities 100.0% of Net Assets (Cost $973,939)		$1,056,130

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 12/31/24
T. Rowe Price Government Reserve Fund	$195	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

December 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $973,939)	$1,056,130
Receivable for shares sold	2,954
Dividends receivable	578
Receivable for investment securities sold	188
Cash	2
Total assets	1,059,852
Liabilities
Payable for investment securities purchased	3,157
Investment management and administrative fees payable	309
Total liabilities	3,466
NET ASSETS	$1,056,386
Net Assets Consists of:
Total distributable earnings (loss)	$70,794
Paid-in capital applicable to 28,610,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	985,592
NET ASSETS	$1,056,386
NET ASSET VALUE PER SHARE	$36.92
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $10)	$7,303
Securities lending	2
Total income	7,305
Investment management and administrative expense	2,000
Net investment income	5,305
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(9,571)
In-kind redemptions	44,039
Net realized gain	34,468
Change in net unrealized gain / loss on securities	73,280
Net realized and unrealized gain / loss	107,748
INCREASE IN NET ASSETS FROM OPERATIONS	$113,053
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,305	$400
Net realized gain (loss)	34,468	(253)
Change in net unrealized gain / loss	73,280	10,145
Increase in net assets from operations	113,053	10,292
Distributions to shareholders
Net earnings	(5,160)	(379)
Capital share transactions*
Shares sold	1,008,789	63,393
Shares redeemed	(155,412)	(1,254)
Increase in net assets from capital share transactions	853,377	62,139
Net Assets
Increase during period	961,270	72,052
Beginning of period	95,116	23,064
End of period	$1,056,386	$95,116
*Share information (000s)
Shares sold	29,520	2,275
Shares redeemed	(4,150)	(50)
Increase in shares outstanding	25,370	2,225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity Research ETF (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks to provide long-term capital growth.
The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund does disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, there were no securities on loan.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $257,855,000 and $260,092,000, respectively, for the year ended December 31, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $1,004,234,000 and $153,880,000, respectively, for the year ended December 31, 2024.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	December 31,	December 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$5,160	$379

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

At December 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$975,906
Unrealized appreciation	$103,042
Unrealized depreciation	(22,818)
Net unrealized appreciation (depreciation)	$80,224
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$80,224
Loss carryforwards and deferrals	(9,430)
Total distributable earnings (loss)	$70,794
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 616,075 shares of the fund, representing 2% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price U.S. Equity Research ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Equity Research ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the years ended December 31, 2024, 2023 and 2022 and for the period June 8, 2021 (inception) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the years ended December 31, 2024, 2023 and 2022 and for the period June 8, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $6,605,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders,  $6,296,000 of the fund’s income qualifies for the dividends-received deduction.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF967-050 02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025